File No. 333-00057

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       The First Trust Special Situations Trust Series 138
                 INTERNET GROWTH TRUST, SERIES 1
      INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 1, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH TRUST, SERIES 1

1,625,379 UNITS


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

The Internet Growth Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which are involved with providing digital interactive services, developing and marketing digital interactive software or manufacturing digital interactive hardware and companies which may benefit from the rapid growth of the digital interactive web, commonly referred to as the Internet. At March 16, 2001, each Unit represented a 1/1,625,379 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At March 16, 2000, the Public Offering Price per Unit was $35.1515 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

            Please retain all parts of this Prospectus for future reference.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                   Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH TRUST, SERIES 1

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001

Sponsor:                  Nike Securities L.P.
Evaluator:                First Trust Advisors L.P.
Trustee:                  The Chase Manhattan Bank

GENERAL INFORMATION

NUMBER OF UNITS                                                                                 1,625,379
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                                           1/1,625,379

PUBLIC OFFERING PRICE:

  Aggregate Value of Securities in the Portfolio                                         $     55,568,307
  Aggregate Value of Securities per Unit                                                 $        34.1879
  Income and Principal cash (overdraft) in the Portfolio                                 $       (147,809)

  Income and Principal cash (overdraft) per Unit                                         $         (.0909)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                                 $         1.0545

  Public Offering Price per Unit                                                         $        35.1515

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($1.0545 less than the Public Offering Price per Unit)                                 $        34.0970

DATE TRUST ESTABLISHED                                                                   January 25, 1996

MANDATORY TERMINATION DATE                                                               February 1, 2003

Evaluator's Annual Fee:  $.0030 per Unit outstanding.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per
Unit outstanding annually. Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per Unit outstanding annually.
Annual amortization of organization and offering costs:  $5,959

Trustee's Annual Fee:  $.0102 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly, payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each December.
Income Distribution Date:  The last day of each December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
Special Situations Trust, Series 138,
Internet Growth Trust, Series 1

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 138, Internet Growth Trust, Series 1 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 138, Internet Growth Trust, Series 1 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH TRUST, SERIES 1

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS
SECURITIES, AT MARKET VALUE (Cost, $17,083,748) (Note 1)                                                               $ 66,271,419

DIVIDENDS RECEIVABLE                                                                                                          8,540

UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS                                                                            393

RECEIVABLE FROM INVESTMENT TRANSACTION                                                                                      235,624
                                                                                                                       ------------
TOTAL ASSETS                                                                                                           $ 66,515,976
                                                                                                                       ============
LIABILITIES AND NET ASSETS

LIABILITIES:
  Accrued liabilities                                                                                                  $      2,351
  Cash overdraft                                                                                                            105,990
  Unit redemptions payable                                                                                                  240,433
                                                                                                                       ------------
                                                                                                                            348,774
NET ASSETS, APPLICABLE TO 1,717,330 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                                                                          17,083,748
  Net unrealized appreciation (Note 2)                                                                                   49,187,671
  Distributable funds (deficit)                                                                                            (104,217)
                                                                                                                       ------------
                                                                                                                         66,167,202
                                                                                                                       ------------
TOTAL LIABILITIES AND NET ASSETS                                                                                       $ 66,515,976
                                                                                                                       ============
NET ASSET VALUE PER UNIT                                                                                               $    38.5291
                                                                                                                       ============

See notes to financial statements.

    THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
    INTERNET GROWTH TRUST, SERIES 1

    SCHEDULE OF INVESTMENTS
    DECEMBER 31, 2000

Number of                                                                                                                Market
Shares                  Name of Issuer of Equity Securities                                                              Value
                        ACCESS PROVIDERS:
134,080                 America Online, Inc.                                                                             $ 4,665,984
 23,538                 First Data Corporation                                                                             1,240,170
118,754                 WorldCom, Inc. (formerly MCI WorldCom, Inc.)                                                       1,662,556

                        COMPUTER NETWORKING:
  1,058                 Avaya Inc. (e)                                                                                        10,911
 45,954                 3Com Corporation (g)                                                                                 390,609
 21,089                 Cabletron Systems, Inc.                                                                              317,664
259,939                 Cisco Systems, Inc. (c)                                                                            9,942,667
 12,627                 Lucent Technologies, Inc. (e)                                                                        170,464
 44,834                 Nortel Networks Corporation (c),(h)                                                                1,437,513
 69,438                 Palm, Inc. (g)                                                                                     1,965,998

                        DESKTOP COMPUTERS and FILE SERVERS:
  7,331                 Agilent Technologies, Inc. (d)                                                                       401,372
 82,755                 Compaq Computer Corporation                                                                        1,245,463
983,659                 Dell Computer Corporation                                                                         17,214,032
 38,480                 Hewlett-Packard Company (c),(d)                                                                    1,214,544
  4,012                 MIPS Technologies Inc. - Class B (f)                                                                 102,242
 28,983                 Silicon Graphics, Inc. (f)                                                                           115,932
286,900                 Sun Microsystems, Inc. (c)                                                                         7,997,338

                        PERIPHERALS:
 45,169                 Motorola, Inc. (b)                                                                                   914,672

                        SOFTWARE:
 79,137                 Adobe Systems, Inc. (c)                                                                            4,604,824
 26,977                 Computer Associates International, Inc.                                                              526,052
 16,606                 Intuit, Inc.                                                                                         654,907
 69,726                 Microsoft Corporation                                                                              3,033,081
221,671                 Oracle Systems Corporation (a)                                                                     6,442,424
                                                                                                                         -----------
                        Total investments                                                                                $66,271,419
                                                                                                                         ===========




THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH TRUST, SERIES 1

NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

(a) The number of shares reflects the effect of two, two for one stock splits.

(b) The number of shares reflects the effect of a three for one stock split.

(c) The number of shares reflects the effect of a two for one stock split.

(d) In June 2000, Hewlett-Packard Co. ("Hewlett") spun off Agilent Technologies, Inc. ("Agilent").
    Each shareholder of Hewlett received .3814 share of Agilent for each share of Hewlett held.

(e) In October 2000, Lucent Technologies Inc. ("Lucent") spun off Avaya Inc. ("Avaya").
    Each shareholder of Lucent received one share of Avaya for each twelve shares of Lucent held.

(f) In June 2000, Silicon Graphics Inc. ("Silicon") spun off MIPS Technologies Inc.-Class B
    ("MIPS").  Each shareholder of Silicon received .1386 shares of MIPS for each share of Silicon held.

(g) In June 2000, 3Com Corporation ("3Com") spun off Palm, Inc. ("Palm").  Each shareholder of
    3Com received 1.4832 shares of Palm for each share of 3Com held.

(h) This security represents the common stock of a foreign company which trades directly on a
    U.S. national securities exchange.

See notes to financial statements.

    THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
    INTERNET GROWTH TRUST, SERIES 1

    STATEMENTS OF OPERATIONS
    YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 2000                 1999                   1998
DIVIDENDS                                                        $     41,216          $     48,286          $     54,302

EXPENSES:
  Trustee's fees and related expenses                                 (25,691)              (32,606)              (44,018)
  Evaluator's fees                                                     (5,091)               (6,764)               (8,601)
  Supervisory fees                                                     (7,347)               (8,799)              (11,170)
  Administrative fees                                                  (1,654)               (2,514)               (3,191)
  Amortization of organization and offering costs
                                                                       (5,959)               (5,959)               (5,959)
                                                                 ------------          ------------          ------------
           Total expenses                                             (45,742)              (56,642)              (72,939)
                                                                 ------------          ------------          ------------
           Investment loss - net
                                                                       (4,526)               (8,356)              (18,637)
NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)                                         18,848,707            20,722,537            11,218,940
  Change in net unrealized
    appreciation or depreciation                                  (80,381,226)           44,081,590            59,450,159
                                                                 ------------          ------------          ------------
                                                                  (61,532,519)           64,804,127            70,669,099
                                                                 ------------          ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $(61,537,045)         $ 64,795,771            70,650,462
                                                                 ============          ============          ============

   See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH TRUST, SERIES 1

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                                    2000            1999             1998
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income (loss) - net                                                    $     (4,526)   $      (8,356)   $    (18,637)
  Net realized gain (loss) on investments                                             18,848,707       20,722,537      11,218,940
  Change in net unrealized appreciation or
    depreciation on investments                                                      (80,381,226)      44,081,590      59,450,159
                                                                                     ------------    ------------     ------------
                                                                                     (61,537,045)      64,795,771      70,650,462
UNITS REDEEMED
  (333,244, 476,464 and 720,618 in                                                   (22,171,695)     (24,876,702)    (19,508,336)
  2000, 1999 and 1998, respectively)
DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                                                   -               -              -
  Principal from investment transactions                                                    -               -              -
                                                                                     -------------    ------------    ----------
                                                                                            -               -              -
                                                                                     -------------    ------------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (83,708,740)      39,919,069      51,142,126

NET ASSETS:
  Beginning of year                                                                  149,875,942      109,956,873      58,814,747
                                                                                     ------------    ------------     -----------
  End of year (including distributable funds (deficit) applicable to Trust units of $(104,217), $(40,304) and $(52,306) at
        December 31, 2000, 1999 and 1998, respectively)                               66,167,202      149,875,942     109,956,873
TRUST UNITS OUTSTANDING AT
  THE END OF YEAR                                                                    =============    ============    ===========
                                                                                       1,717,330        2,050,574       2,527,038
                                                                                     =============    ============    ===========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH TRUST, SERIES 1

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Internet Growth Trust, Series 1 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which are involved with providing digital interactive services, developing and marketing digital interactive software or manufacturing digital interactive hardware and companies which may benefit from the rapid growth of the digital interactive web, commonly referred to as the Internet.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of Nike Securities, L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0102 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator receives an annual fee of $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $29,797, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.    NET UNREALIZED APPRECIATION

      An analysis of net unrealized appreciation at December 31, 2000 follows:

Unrealized appreciation                              $50,775,071
Unrealized depreciation                               (1,587,400)
                                                     ------------
Total                                                $49,187,671
                                                     ============


3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

      Distributions to Unit Holders - Income distributions to unit holders, if any, are made on the last day of December to unit holders of record on the fifteenth day of December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year. The Trust made no distributions to unit holders during the years ended December 31, 2000, 1999 and 1998.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Dividends, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted average number of units for the year.

                                                                       Year Ended December 31
                                                     --------------------------------------------------------
                                                     2000                 1999                 1998
Dividends                                            $  .0220             $   .0214            $   .0189
Expenses                                               (.0244)                (.0251)             (.0254)
                                                     ----------           ----------           ----------
Investment income (loss) - net                         (.0024)                (.0037)             (.0065)
Distributions to unit holders:
  Investment income - net
  Principal from investment transactions
Net gain (loss) on investments                        (34.5583)              29.5813             25.4088
                                                     ----------           ----------           ----------
Total increase (decrease) in net assets               (34.5607)              29.5776             25.4023

Net assets:
  Beginning of year                                    73.0898               43.5122             18.1099
                                                     ---------            ----------           ---------
 End of year                                         $ 38.5291            $  73.0898           $ 43.5122
                                                     =========            ==========           =========


                                                        ******


THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH TRUST, SERIES 1

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE

                                    PROSPECTUS



SPONSOR:                            Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

TRUSTEE:                            The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

LEGAL COUNSEL                       Chapman and Cutler
TO SPONSOR:                         111 West Monroe Street
                                    Chicago, Illinois  60603

LEGAL COUNSEL                       Carter, Ledyard & Milburn
TO TRUSTEE:                         2 Wall Street
                                    New York, New York  10005

INDEPENDENT                         Deloitte & Touche LLP
AUDITORS:                           180 North Stetson Avenue
                                    Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2

203,460 UNITS

PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

The Internet Growth & Treasury Securities Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds (Treasury Obligations) and common stocks issued by companies that are involved with providing digital interactive services, developing and marketing digital interactive software or manufacturing digital interactive hardware and companies which may benefit from the rapid growth of the digital interactive web, commonly referred to as the Internet. At March 16, 2001, each Unit represented a 1/203,460 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $24.087 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($250 for Individual Retirement Accounts or other retirement plans).

          Please retain all parts of this Prospectus for future reference.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                   Sponsor

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2000

Sponsor:                 Nike Securities L.P.
Evaluator:               First Trust Advisors L.P.
Trustee:                 The Chase Manhattan Bank

GENERAL INFORMATION
AGGREGATE MATURITY VALUE OF
  TREASURY OBLIGATIONS IN THE TRUST                                              $    2,062,000

NUMBER OF UNITS                                                                         203,460

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                                   1/203,460

PUBLIC OFFERING PRICE:

  Aggregate Value of Securities in the Portfolio                                 $    4,808,448
  Aggregate Value of Securities per Unit                                         $       23.633
  Income and Principal cash (overdraft) in the Portfolio                         $      (79,290)

  Income and Principal cash (overdraft) per Unit                                 $       (0.390)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                         $        0.843

  Public Offering Price per Unit                                                 $       24.087

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.843 less than the Public Offering Price per Unit)                           $       23.244

Date Trust Established                                                          January 25, 1996
Mandatory Termination Date                                                     February 15, 2009

Evaluator's Annual Fee:  $.0030 per Unit outstanding.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m.
  Eastern time) on the New York Stock Exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit outstanding annually. Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0010 per Unit outstanding annually.

Annual amortization of organization and offering costs:  $6,432

Trustee's Annual Fee:  $.0102 per Unit outstanding.

Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each December.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind
  Distribution" upon termination of the Trust. See "Income and Capital
  Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust Special Situations Trust, Series 138, Internet Growth & Treasury Securities Trust, Series 2:

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 138, Internet Growth & Treasury Securities Trust, Series 2 (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 138, Internet Growth & Treasury Securities Trust, Series 2 at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,  2000

ASSETS
SECURITIES, AT MARKET VALUE (Cost, including accretion
  on the treasury obligations, $2,229,228) (Note 1)                                                                     $ 5,508,934

DIVIDENDS RECEIVABLE
                                                                                                                                545
UNAMORTIZED DEFERRED ORGANIZATION AND OFFERING COSTS
                                                                                                                                424
RECEIVABLE FROM INVESTMENT TRANSACTIONS                                                                                       3,744
                                                                                                                       ------------
TOTAL ASSETS                                                                                                            $ 5,513,647
                                                                                                                       ============
LIABILITIES AND NET ASSETS

LIABILITIES:
  Cash overdraft
                                                                                                                        $    68,378
  Accrued liabilities                                                                                                           301
  Redemptions payable                                                                                                        25,417
                                                                                                                       ------------
                                                                                                                             94,096
NET ASSETS, APPLICABLE TO 218,553 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets, including accretion
    on the treasury obligations (Note 1)
                                                                                                                          2,229,228
  Net unrealized appreciation (Note 2)
                                                                                                                          3,279,706
  Distributable funds (deficit)                                                                                             (89,383)
                                                                                                                        ------------
                                                                                                                          5,419,551
                                                                                                                        -----------
TOTAL LIABILITIES AND NET ASSETS                                                                                        $ 5,513,647
                                                                                                                        ===========
NET ASSET VALUE PER UNIT                                                                                                $   24.7974
                                                                                                                        ===========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

Maturity                                                                 Market
Value          Name of Issuer and Title of Security                      Value
               "Zero coupon" U.S. Treasury bonds
$2,644,000(a)   maturing February 15, 2009                               $  1,442,078

Number of
Shares                                Name of Issuer of Equity Securities

              ACCESS PROVIDERS
 8,887        America Online, Inc.                                             309,268
 1,509        First Data Corporation                                            79,506
 6,647        WorldCom Inc. (formerly MCI WorldCom, Inc.)                       93,058

              COMPUTER NETWORKING
    66   (f)  Avaya, Inc.                                                          681
 2,812   (g)  3Com Corporation                                                  23,902
12,481   (d)  Cisco Systems, Inc.                                              477,398
   661   (f)  Lucent Technologies Inc.                                           8,923
 2,868   (d)  Nortel Networks Corporation (formerly
                Northern Telecom Limited)                                       91,957
 4,463   (g)  Palm Inc.                                                        126,361

              DESKTOP COMPUTERS & FILE SERVERS
   472   (e)  Agilent Technologies, Inc.                                        25,842
 5,315        Compaq Computer Corporation                                       79,991
63,892        Dell Computer Corporation                                      1,118,110
 2,440(d),(e) Hewlett-Packard Company                                           77,014
18,480   (d)  Sun Microsystems, Inc.                                           515,130

              PERIPHERALS
 2,825   (c)  Motorola, Inc.                                                    57,206

              SOFTWARE
 5,189   (d)  Adobe Systems, Inc.                                              301,938
 1,697  .     Computer Associates International, Inc                            33,091
 1,021        Intuit, Inc.                                                      40,266
 4,447        Microsoft Corporation                                            193,444
14,237   (b)  Oracle Systems Corporation                                       413,770
                                                                           -----------
              Total equity securities                                      $ 4,066,856
                                                                           -----------
              Total investments                                            $ 5,508,934
                                                                           ===========


THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2

NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

(a) The treasury obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such securities are often referred to as U.S. Treasury zero coupon bonds). Over the life of the treasury obligations the value increases, so that upon maturity the holders will receive 100% of the principal amount thereof.

(b)  The number of shares reflects the effect of two, two for one stock splits.

(c)  The number of shares reflects the effect of a three for one stock split.

(d)  The number of shares reflects the effect of a two for one stock split.

(e)  In June 2000, Hewlett-Packard Co. ("Hewlett") spun off Agilent Technologies, Inc. ("Agilent").
     Each shareholder of Hewlett received .3814 shares of Agilent for each share of Hewlett held.

(f)  In October 2000, Lucent Technologies, Inc. ("Lucent") spun off Avaya, Inc. ("Avaya").
     Each shareholder of Lucent received one share of Avaya for each twelve shares of Lucent held.

(g)  In June 2000, 3Com Corporation ("3Com") spun off Palm Inc. ("Palm").  Each shareholder of
     3Com received 1.4832 shares of Palm for each share of 3Com held.

See notes to financial statements.


THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2

STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                          2000                   1999                   1998
INTEREST INCOME                                                           $    88,370            $    96,857            $   116,045

DIVIDENDS                                                                       2,687                  3,066                  3,319
                                                                          -----------            -----------            -----------
           Total investment income                                             91,057                 99,923                119,364
EXPENSES:
  Trustee's fees and related expenses                                          (3,645)                (5,107)                (7,515)
  Evaluator's fees                                                               (649)                  (849)                (1,084)
  Supervisory fees                                                               (937)                  (990)                (1,346)
  Administrative fees                                                            (213)                  (283)                  (420)
  Amortization of organization
    and offering costs                                                         (6,432)                (6,432)                (6,432)
           Total expenses                                                 -----------            -----------            -----------
                                                                              (11,876)               (13,661)               (16,797)
                                                                          -----------            -----------            -----------
           Investment income - net                                             79,181                 86,262                102,567
NET GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
                                                                            1,194,791              1,068,616                912,124
  Change in net unrealized
    appreciation or depreciation                                           (4,888,329)             2,569,666              3,687,544
                                                                          -----------            -----------            -----------
           Net gain (loss) on investments                                  (3,693,538)             3,638,282              4,599,668
                                                                          -----------            -----------            -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                                        $(3,614,357)           $ 3,724,544            $ 4,702,235
                                                                          ===========            ===========            ===========

See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                              2000                 1999                1998
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:

  Investment income - net                                     $     79,181         $     86,262         $   102,567

  Net realized gain (loss) on investments                        1,194,791            1,068,616             912,124
  Change in net unrealized appreciation
    or depreciation on investments                              (4,888,329)           2,569,666           3,687,544
                                                              ------------         ------------         -----------
                                                                (3,614,357)           3,724,544           4,702,235
UNITS REDEEMED
  (45,064, 48,127 and 118,175
  in 2000, 1999 and 1998, respectively)                         (1,683,613)          (1,502,413)         (2,207,207)
                                                              ------------         ------------         -----------
DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                             -                   -                  -
  Principal from investment transactions                              -                   -                  -
                                                              ------------         ------------         -----------
                                                                      -                   -                  -
                                                              ------------         ------------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (5,297,970)           2,222,131           2,495,028

NET ASSETS:
  Beginning of year                                             10,717,521            8,495,390           6,000,362
                                                              ------------         ------------         -----------
  End of year (including funds (deficit) applicable to
    Trust units of $(89,383), $(47,532) and $(35,068) at
    December 31, 2000, 1999 and 1998, respectively)           $  5,419,551         $ 10,717,521         $ 8,495,390
                                                              ============         ============         ===========
TRUST UNITS OUTSTANDING AT THE
  END OF YEAR                                                      218,553              263,617             311,744
                                                              ============         ============         ===========



See notes to financial statements.

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Internet Growth & Treasury Securities Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds and common stocks issued by companies that are involved with providing digital interactive services, developing and marketing digital interactive software or manufacturing digital interactive hardware and companies which may benefit from the rapid growth of the digital interactive web, commonly referred to as the Internet.

      Security Valuation - The treasury obligations are stated at values as determined by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor"). The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

      The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by the Evaluator.

      Investment Income - Dividends on each equity security are recognized on such equity security's ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of the treasury obligations and not in distributable funds because it is not currently available for distribution to unit holders.

      Security Cost - Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium. Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0102 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $32,161, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.    UNREALIZED APPRECIATION AND DEPRECIATION

      An analysis of net unrealized appreciation at December 31, 2000 follows:

                                 Treasury          Equity
                                 Obligations       Securities       Total

Unrealized appreciation          $ 117,243         $ 3,189,303      $3,306,546
Unrealized depreciation                 -              (26,840)        (26,840)
                                 ---------         -----------     -----------
Total                            $ 117,243           3,162,463       3,279,706
                                 =========         ===========     ===========



3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

      Distributions to Unit Holders - Income distributions to unit holders, if any, are made on December 31 to unit holders of record on December 15. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, principal distributions, if any, are made in December of each year. The Trust made no distributions to unit holders during the years ended December 31, 2000, 1999 and 1998.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Year - Interest and dividends, Expenses, and Investment income - net per unit have been calculated based on the weighted average number of units during each period. Distributions to unit holders of Investment income - net reflect the Trust's actual distributions.

                                                                                         Year Ended December 31
                                                          --------------------------------------------------------------------------
                                                                           2000              1999              1998


Investment income - interest and dividends                                 $   .3762         $    .3532        $  .3304
Expenses                                                                      (.0491)            (.0483)         (.0465)
                                                                           ---------          ----------       ---------
Investment income - net                                                        .3271              .3049           .2839

Distributions to unit holders:
  Investment income - net                                                     --                  --              --
  Principal from investment transactions                                      --                  --              --

Net gain (loss) on investments                                              (16.1854)           13.0996         13.0103
                                                                           ---------          ----------        --------
Total increase (decrease) in net assets                                     (15.8583)           13.4045         13.2942

Net assets:
  Beginning of year
                                                                             40.6557            27.2512         13.9570
                                                                           ---------         ----------        --------
  End of year                                                              $ 24.7974         $  40.6557        $27.2512
                                                                           =========         ==========        ========

                                                        ******

THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 138
INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE


                                    PROSPECTUS


SPONSOR:                            Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

TRUSTEE:                            The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

LEGAL COUNSEL                       Chapman and Cutler
TO SPONSOR:                         111 West Monroe Street
                                    Chicago, Illinois  60603

LEGAL COUNSEL                       Carter, Ledyard & Milburn
TO TRUSTEE:                         2 Wall Street
                                    New York, New York  10005

INDEPENDENT                         Deloitte & Touche LLP
AUDITORS:                           180 North Stetson Avenue
                                    Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25
3,883 UNITS



PROSPECTUS
Part One
Dated April 26, 2000

NOTE:     Part One of this Prospectus may not be distributed unless
accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes, but may be subject to state and local taxes. Capital gains, if any, are subject to tax.


The Trust
The First Trust of Insured Municipal Bonds, Series 25 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law. At March 16, 2000, each Unit represented a 1/3,883 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price
The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price (5.042% of the amount invested). At March 16, 2000, the Public Offering Price per Unit was $416.57 plus net interest accrued to date of settlement (three business days after such date) of $1.85, $1.85 and $7.99 for the monthly, quarterly and semiannual distribution plans, respectively (see "Market for Units" in Part Two).

 Please retain all parts of this Prospectus for future reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       NIKE SECURITIES L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.74% per annum on March 16, 2000, and 5.65% and 5.69% under the monthly and quarterly distribution plans, respectively. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.97% per annum on March 16, 2000, and 4.87% and 4.91% under the monthly and quarterly distribution plans, respectively. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.














INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
of Insured Municipal Bonds, Series 25:

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust of Insured Municipal Bonds, Series 25 as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 20001999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust of Insured Municipal Bonds, Series 25 at December 31, 20001999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.







________April 7, 20010









THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


1. SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

   Security Cost - The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, May 3, 1977. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

   Federal Income Taxes - The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Expenses of the Trust - In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.24, $.98 and $.69 per $1,000 principal amount of bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively. Additionally, a fee of $35 per week is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2. UNREALIZED APPRECIATION AND DEPRECIATION

   An analysis of net unrealized appreciation at December 31, 2000 follows:



3. INSURANCE

   The issuer of one bond issue in the Trust acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio); the Trust has acquired similar insurance coverage on all other bonds in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,955.

   The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default. If, in the future, the value of specific bonds were to include an amount attributable to the insurance acquired by the Trust, (a) it is the present intent of the Sponsor to instruct the Trustee not to dispose of such bonds and (b) under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of unit holders to redeem their units.

4. OTHER INFORMATION

   Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to approximately 4.712% of the net amount invested.

   Distributions of Net Interest Income - Distributions of net interest income to unit holders are made monthly, quarterly or semiannually. Such income distributions per unit, on an accrual basis, were as follows:





                              ******
THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE



                                   PROSPECTUS


SPONSOR:                      Nike Securities L.P.
                              1001 Warrenville Road
                              Lisle, Illinois  60532
                              (800) 621-1675

TRUSTEE:                      The Chase Manhattan Bank
                              4 New York Plaza, 6th Floor
                              New York, New York  10004-2413

LEGAL COUNSEL                 Chapman and Cutler
TO SPONSOR:                   111 West Monroe Street
                              Chicago, Illinois  60603

LEGAL COUNSEL                 Carter, Ledyard & Milburn
TO TRUSTEE:                   2 Wall Street
                              New York, New York  10005

INDEPENDENT                   Ernst & Young LLP
AUDITORS:                     Sears Tower
                              233 South Wacker Drive
                              Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


            FORM 2215S--RECORD OF REPORT ISSUANCE
General                    4120

Name of     NIKE SECURITIES LP
client

Name of reporting entity (if    The First Trust of Insured
other than client)              Municipal Bonds, Series 25

Service authorization     NIK-0228
no. (incl. div.)

SIC code (of
reporting entity)

Client (DUNS) no.
(optional)

                                 Yes              No

       Public entity?* Client:

             Reporting entity:

       SEC Engagement? Client:

             Reporting entity:

Description of report document (including date and periods covered by report)



Date of report

Date report issued

AAPMS paragraph from which the report was developed (If no AAPMS reference is available, indicate source used to develop report)



Working Paper Review (Names of individuals)
                                            Special
Primar             Overrid                  :
y:                 ing:                     (GEN
                                            630)

Report and Related Client Presentation (Name of individual
and initials to indicate completion)
                                    Concurri
Drafted                      ng
by:                          Review
                             by:
                                  Final Report
Reference                Document
s                        Checked
Checked                  by:(optional)
by:

             Manager___________
Primary      _                   Report
Review                           Signed
by:          Partner___________  by:
             --

Proofread by:
(If typed by our Report
Department)

Name(s) and title(s) of client's representative(s) with whom the report and related client presentations were reviewed, date of review, and by whom



To Be Completed by the Audit Client Service Partner
                                            Ye    No    N/
                                            s           A
Has greater than normal engagement risk been identified? If the answer to the above question was "yes," has the Professional Practice Director (or designee) concurred in our response to the greater than normal engagement risk as required by AAPMS AUD 03? Have you considered the requirements under "Client Continuance Considerations" in AAPMS GEN 201 and tentatively concluded that we should continue to serve this client? Where required, was a preissuance/prefiling review of the report performed by National Office (SEC Services) (see AAPMS GEN
630)? Where required, was a special review of the working papers performed (see AAPMS GEN 630)?

Concurring Review Information
Has the following information been submitted with the report draft to the Concurring Reviewer when the report concerns our audit of, or accounting services with respect to, a client's financial statements or other presentation (see AAPMS AUD 26)?

                              Yes    N/A       Comments
Prior-year financial statements and related auditors' or accountants' report Audit planning memorandum(s) or equivalent documentation concerning identified audit risks, our planned audit responses thereto, and our preliminary determination of materiality Form 1210S, Assessment of Fraud, Control Environment, and Engagement Risk Summary evaluation of misstatements Explanations of "no" answers to Audit Supervision and Review Questionnaires (Forms 1910S and 2315S) Explanations of "no" answers to Form 2224S, Questionnaire Concerning Compliance With Accounting Pronouncements Explanations of "no" answers to any applicable SEC questionnaire or checklist (Forms 2411) Memorandum(s) (1) concerning significant issues affecting financial statements (including documentation of any consultations on accounting, auditing, or reporting matters), (2) describing other significant accounting, auditing, and reporting matters, and (3) concerning any noncompliance of the financial statements with professional pronouncements or, where applicable, regulatory requirements Audit summary memorandum Appropriately signed, dated, and tailored management representation letter(s)

To Be Completed by the Concurring Reviewer        Ye    N/
                                                  s     A
If the financial statements relate to an SEC engagement, do you have previous experience as an audit Client Service Partner on an SEC engagement? If much greater than normal engagement risk has been identified or this is our first audit, did you review the audit planning memorandum or equivalent documentation concerning engagement risks and risks at the account and potential- error level, our audit responses thereto, and our preliminary determination of materiality, prior to the completion of significant interim fieldwork? (Indicate the date of the review____________________) Did you discuss significant accounting, auditing, and financial reporting matters with the audit Client Service Partner? Did you discuss the audit engagement team's identification and audit of high-risk transactions and account balances? Did you review documentation of the resolution of significant accounting, auditing, and financial reporting matters, including documentation of consultation with firm personnel or resources external to the firm's organization? If uncertainty exists about the client's ability to continue as a going concern, have you challenged the conclusions of the engagement team in compliance with AAPMS AUD 26? Did you confirm with the audit Client Service Partner that there are no significant unresolved matters?

In connection with performing the concurring review of the report described above, I have read the financial statements (or other financial information) and our report thereon and have performed an objective review of the matters that I considered to be the significant accounting, auditing, and reporting considerations. My review was performed in accordance with AAPMS AUD 26 and included appropriate discussions with the audit Client Service Partner and a review of the documents described above and of any additional working papers that I considered necessary in the circumstances. All significant matters arising as a result of this concurring review have been resolved to my satisfaction. Based on all of the relevant facts and circumstances of which I have knowledge, there are no matters that have come to my attention that would cause me to believe:

o _____ That the client's financial statements covered by the firm's audit report are not in conformity with generally accepted accounting principles (or other comprehensive basis of accounting) in all material respects (or if not in conformity with such basis, that our auditors' report has not been appropriately modified)

o _____ That the audit was not performed in accordance with generally accepted auditing standards.
Signature of
Concurring                              Dat
Reviewer                                e

To Be Completed by the Audit Client Service Partner I have reviewed this Record of Report Issuance and I am satisfied that all the necessary reviews have been completed and there are no pending evidential matters, subsequent events, or other matters to be considered before issuance of the report.
Signature of
audit Client                            Dat
Service                                 e
Partner

Distribution of Report Copies
                                         Method    No of
     To Whom             Address           of      Copies
                                        Delivery






Others (attach listing) To this office (including copy for Report Archive File) Total



o _____ A public entity is defined as follows: any entity (a) whose securities trade in a public market either on a stock exchange (domestic or foreign) or in the over-the-counter market, including securities quoted only locally or regionally, (b) that makes a filing with a regulatory agency in preparation for the sale of any class of its securities in a public market, or (c) a subsidiary, corporate joint venture, or other entity controlled by an entity covered by (a) or (b).






                      Internet Growth Trust Series
                    Internet Growth Portfolio Series

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                          NOTE: THIS PART THREE PROSPECTUS
Part Three                                     MAY ONLY BE USED WITH
Dated April 30, 2001                           PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies that, in the Sponsor's opinion, as of the Initial Date of Deposit, are ideally positioned to take advantage of the rapid growth of the Internet. The Trusts do not include Treasury Obligations. See
"Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation by investing a Trust's portfolio in common stocks as described above ("Equity
Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities, all of which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. The Trusts concentrate their Equity Securities in the technology industry and, as a result, the value of the Units of a Trust may be susceptible to factors affecting the technology industry.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software, Internet access/information providers, semiconductors, computer-related equipment, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the securities in a Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                             Percent of     Percent of
Dollar Amount of Transaction                 Offering       Net Amount
at Public Offering Price*                    Price          Invested
____________________________                 _________      __________
$ 50,000 but less than $100,000              0.25%          0.2506%
$100,000 but less than $250,000              0.50%          0.5025%
$250,000 but less than $500,000              1.00%          1.0101%
$500,000 or more                             2.00%          2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. An investor may aggregate purchases of Units of an Internet Growth Trust and an Internet Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                      Internet Growth Trust Series

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

           INTERNET GROWTH & TREASURY SECURITIES TRUST SERIES

              The First Trust (R) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated April 30, 2001                             PART ONE AND PART TWO

The Trusts. The Trusts consist of zero coupon U.S. Treasury bonds and common stocks issued by companies that are currently involved with providing digital interactive services, developing and marketing digital interactive software or manufacturing digital interactive hardware and companies which may benefit from the rapid growth of the digital interactive web, commonly referred to as the Internet. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to protect Unit holders' capital and provide potential capital appreciation by investing a portion of a Trust's portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations") and the remainder of a Trust's portfolio in common stocks as described above ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities, all of which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. The Equity Securities consist of common stocks issued by companies that are currently involved with providing digital interactive services, developing and marketing digital interactive software or manufacturing digital interactive hardware and companies which may benefit from the rapid growth of the digital interactive web, commonly referred to as the Internet. An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail.

Because the direction of the Internet's evolution is unpredictable, tremendous risks exist. It is important to note that companies engaged in business related to the Internet are subject to fierce competition and their products and services may be subject to rapid obsolescence.

An investment in Units of the Trusts should also be made with an understanding of the risks involved in investing in technology companies. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software, Internet access/information providers, semiconductors, computer-related equipment, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the securities in a Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                       Percent of      Percent of
                                       Offering        Net Amount
Number of Units                        Price           Invested
_______________                        _________       _________
 10,000 but less than 50,000           0.60%           0.6036%
 50,000 but less than 100,000          1.30%           1.3171%
100,000 or more                        2.10%           2.1450%

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the party making the sale. An investor may aggregate purchases of Units of an Internet Growth Trust and an Internet Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their affiliates, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

           Internet Growth & Treasury Securities Trust Series

              The First Trust (R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust Series 138 INTERNET GROWTH TRUST, SERIES 1, INTERNET GROWTH & TREASURY SECURITIES TRUST, SERIES 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 27, 2001.

                     The First Trust Special Situations Trust
                       Series 138

                     INTERNET GROWTH TRUST, SERIES 1
                     INTERNET GROWTH & TREASURY SECURITIES
                       TRUST, SERIES 2
                                    (Registrant)
                     By  NIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    April 27, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust Special Situations Trust Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
April 27, 2001